Accounts Receivable, Net - Schedule of Changes in Allowance for Doubtful Accounts (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Allowances For Doubtful Accounts [Abstract]
Balance at beginning of year	$ (72,614)	$ (45,128)	$ (48,496)
Allowance for doubtful accounts	(10,672)	(21,584)	(2,531)
Accounts receivable written off, net	3,562	3,207	3,668
Disposal of subsidiaries	(4,974)
Allowance for doubtful accounts of acquired entities		(7,784)	(781)
Translation difference	3,465	(1,325)	3,012
Balance at end of year	$ (81,233)	$ (72,614)	$ (45,128)